UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund

Portfolio of Investments

February 28, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Equity:Other - 34.4%
Diversified/Specialty - 27.4%
British Land Co. PLC	193,497	$1,661,369
Buzzi Unicem SpA	49,620	777,221
CapitaLand Ltd.	189,000	593,753
Country Garden Holdings Co., Ltd. (a)	1,369,000	704,895
CyrusOne, Inc. (a)	58,727	1,251,472
Duke Realty Corp.	92,330	1,492,053
Dundee Real Estate Investment Trust (b)	29,951	1,069,378
Evergrande Real Estate Group Ltd.	1,461,000	713,391
Fibra Uno Administracion SA de CV	233,060	722,484
Hang Lung Properties Ltd.	131,000	505,222
Henderson Land Development Co., Ltd.	60,000	419,718
ICADE	10,890	976,738
Land Securities Group PLC	66,834	839,394
LPN Development PCL (NVDR)	751,600	632,024
Macquarie Mexico Real Estate Management SA de CV (a)	564,260	1,279,742
Mapletree Commercial Trust	805,000	872,624
Mitsubishi Estate Co., Ltd.	157,000	3,913,885
Mitsui Fudosan Co., Ltd.	148,000	3,764,507
New World Development Co., Ltd.	1,055,579	1,929,049
Regal Real Estate Investment Trust	409,000	117,111
Spirit Realty Capital, Inc.	81,941	1,632,265
Sumitomo Realty & Development Co., Ltd.	58,000	1,960,836
Sun Hung Kai Properties Ltd.	223,855	3,469,937
Supalai PCL (NVDR)	678,500	493,793
Swire Properties Ltd.	388,600	1,457,061
Telecity Group PLC	49,801	704,796
UOL Group Ltd.	243,616	1,278,101
Vornado Realty Trust	8,020	643,284
West Fraser Timber Co., Ltd.	19,230	1,585,018
Wharf Holdings Ltd.	324,000	2,836,038
Wheelock & Co., Ltd.	161,000	871,263

		41,168,422

Health Care - 7.0%
Chartwell Retirement Residences (b)	76,880	819,308
HCP, Inc.	48,430	2,367,259
Health Care REIT, Inc.	24,471	1,569,570
LTC Properties, Inc.	36,060	1,390,834
Omega Healthcare Investors, Inc.	45,760	1,280,822
Sabra Health Care REIT, Inc.	14,630	386,671
Senior Housing Properties Trust	55,940	1,403,535
Ventas, Inc.	19,490	1,379,502

		10,597,501

		51,765,923

Retail - 22.8%
Regional Mall - 9.7%
CapitaMall Trust	204,000	353,530
General Growth Properties, Inc.	64,380	1,232,233
Glimcher Realty Trust	112,490	1,266,637
Pennsylvania Real Estate Investment Trust	85,930	1,551,037
Simon Property Group, Inc.	39,058	6,204,754

Company	Shares	U.S. $ Value
Westfield Group	341,722	$3,905,039

		14,513,230

Shopping Center/Other Retail - 13.1%
Aeon Mall Co., Ltd.	36,600	907,766
Citycon Oyj (b)	113,720	369,073
Corio NV	26,122	1,202,796
DDR Corp.	110,410	1,906,781
Eurocommercial Properties NV	22,700	867,661
Fortune Real Estate Investment Trust	489,000	423,852
Fukuoka REIT Co.	63	522,378
Japan Retail Fund Investment Corp.	228	445,870
Kite Realty Group Trust	192,409	1,267,975
Klepierre	32,653	1,339,572
Link REIT (The)	177,761	950,299
Mercialys SA	34,610	731,285
Ramco-Gershenson Properties Trust	103,140	1,629,612
RioCan Real Estate Investment Trust	14,589	393,991
Tanger Factory Outlet Centers	13,400	472,886
Unibail-Rodamco SE	18,581	4,220,966
Westfield Retail Trust	646,160	2,096,561

		19,749,324

		34,262,554

Residential - 17.5%
Multi-Family - 12.8%
Associated Estates Realty Corp.	74,140	1,295,967
AvalonBay Communities, Inc.	6,430	802,657
Berkeley Group Holdings PLC (a)	24,010	693,142
BRE Properties, Inc.	6,820	331,520
Brookfield Incorporacoes SA	247,616	394,054
Brookfield Residential Properties, Inc. (a)	73,490	1,628,539
China Overseas Land & Investment Ltd.	270,000	819,913
China Vanke Co., Ltd.-Class B	492,100	999,690
Equity Residential	23,310	1,282,982
KWG Property Holding Ltd.	1,114,500	763,523
LEG Immobilien AG (a)	26,370	1,513,771
Mid-America Apartment Communities, Inc.	17,070	1,185,341
Mirvac Group	342,420	572,929
NVR, Inc. (a)	1,110	1,120,212
Persimmon PLC	52,210	722,121
PulteGroup, Inc. (a)	76,700	1,471,106
Rossi Residencial SA	373,955	663,121
Stockland	514,790	1,977,232
Toll Brothers, Inc. (a)	30,600	1,044,072

		19,281,892

Self Storage - 2.5%
Extra Space Storage, Inc.	53,303	1,995,664
Public Storage	11,532	1,743,754

		3,739,418

Single Family - 2.2%
Fortune Brands Home & Security, Inc. (a)	45,820	1,583,081
Masco Corp.	18,386	354,115

Company	Shares	U.S. $ Value
Realogy Holdings Corp. (a)	32,392	$1,452,781

		3,389,977

		26,411,287

Office - 13.5%
Office - 13.5%
Allied Properties Real Estate Investment Trust (b)	19,852	660,290
Boston Properties, Inc.	11,660	1,211,241
Brandywine Realty Trust	47,100	647,625
CapitaCommercial Trust	859,000	1,150,708
Castellum AB	43,486	652,362
Cominar Real Estate Investment Trust (b)	21,987	481,422
Commonwealth Property Office Fund	981,258	1,115,277
CommonWealth REIT	44,875	1,133,094
Corporate Office Properties Trust	38,920	1,006,860
Douglas Emmett, Inc.	44,768	1,097,264
Dundee International Real Estate Investment Trust	16,654	175,220
Hongkong Land Holdings Ltd.	138,000	1,064,311
Hufvudstaden AB - Class A	80,910	1,112,659
Investa Office Fund	320,660	996,630
Japan Excellent, Inc. (b)	110	665,259
Japan Real Estate Investment Corp.	74	811,386
Kenedix Realty Investment Corp.-Class A	226	931,333
Mack-Cali Realty Corp.	38,280	1,086,386
Nippon Building Fund, Inc.	164	1,834,004
Orix JREIT, Inc.	785	923,591
Parkway Properties, Inc./MD	94,551	1,598,857

		20,355,779

Lodging - 6.2%
Lodging - 6.2%
Ashford Hospitality Trust, Inc.	131,980	1,553,405
Far East Hospitality Trust	814,000	723,008
Great Eagle Holdings Ltd.	209,000	831,564
Host Hotels & Resorts, Inc.	56,950	949,357
InterContinental Hotels Group PLC	37,986	1,101,436
Pebblebrook Hotel Trust	23,640	565,232
RLJ Lodging Trust	86,060	1,840,823
Strategic Hotels & Resorts, Inc. (a)	234,390	1,706,359

		9,271,184

Industrials - 4.4%
Industrial Warehouse Distribution - 4.4%
Daiwa House REIT Investment Corp.	77	556,586
Global Logistic Properties Ltd.	499,000	1,023,427
Granite Real Estate Investment	35,840	1,379,482
Mapletree Logistics Trust	1,406,000	1,384,041
Nippon Prologis REIT, Inc. (a)	102	798,921
ProLogis, Inc.	25,104	977,550
STAG Industrial, Inc.	24,150	512,222

		6,632,229

Total Common Stocks (cost $118,181,582)		148,698,956

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.12% (c) (cost $366,559)	366,559	$366,559

Total Investments Before Security Lending Collateral - 99.0% (cost $118,548,141)		149,065,515

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Investment Companies - 2.4%
AllianceBernstein Exchange Reserves-Class I, 0.10% (c) (cost $3,524,998)	3,524,998	3,524,998

Total Investments - 101.4% (cost $122,073,139) (d)		152,590,513
Other assets less liabilities - (1.4)%		(2,051,543)

Net Assets - 100.0%		$150,538,970

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	1,124	USD	1,808	3/15/13	$102,597
Barclays Bank PLC	JPY	141,557	USD	1,523	6/13/13	(4,925)
BNP Paribas SA	USD	2,449	JPY	219,934	3/15/13	(76,102)
Credit Suisse First Boston	JPY	178,569	USD	2,173	3/15/13	246,295
Credit Suisse First Boston	GBP	251	USD	389	6/13/13	8,261
Deutsche Bank AG	USD	1,435	NZD	1,729	3/15/13	(6,315)
HSBC Bank USA	USD	4,011	NOK	22,828	3/15/13	(35,623)
Morgan Stanley & Co.	USD	1,697	EUR	1,272	3/15/13	(36,599)
Royal Bank of Canada	CAD	5,720	USD	5,783	3/15/13	238,278
Royal Bank of Canada	USD	360	CAD	361	3/15/13	(10,501)
Royal Bank of Scotland	CAD	693	USD	695	3/15/13	23,265
Royal Bank of Scotland	EUR	370	USD	477	3/15/13	(5,680)
Royal Bank of Scotland	USD	3,011	CHF	2,796	6/13/13	(24,047)
Societe Generale	NZD	1,729	USD	1,424	3/15/13	(4,412)
Standard Chartered Bank	JPY	147,159	USD	1,802	3/15/13	214,243
Standard Chartered Bank	USD	3,945	CAD	4,053	3/15/13	(16,083)
Standard Chartered Bank	USD	498	JPY	45,642	3/15/13	(5,815)
Standard Chartered Bank	USD	2,898	SEK	19,423	3/15/13	104,957
State Street Bank & Trust	EUR	1,342	USD	1,784	3/15/13	32,302
UBS Securities LLC	NOK	18,648	USD	3,266	3/15/13	19,253
UBS Securities LLC	SEK	6,634	USD	1,028	3/15/13	2,769
UBS Securities LLC	USD	1,303	GBP	861	3/15/13	3,085
UBS Securities LLC	EUR	2,419	USD	3,175	6/13/13	14,505
Westpac Banking Corp.	AUD	1,111	USD	1,132	3/15/13	(1,418)
Westpac Banking Corp.	USD	1,150	AUD	1,111	3/15/13	(15,763)
Westpac Banking Corp.	AUD	525	USD	532	6/13/13	(529)

						$765,998

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of February 28, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,299,648 and gross unrealized depreciation of investments was $(782,274), resulting in net unrealized appreciation of $30,517,374.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

February 28, 2013 (unaudited)

41.5%	United States
12.1%	Japan
10.0%	Hong Kong
7.2%	Australia
5.5%	Canada
5.0%	Singapore
4.9%	France
3.8%	United Kingdom
2.7%	China
1.4%	Netherlands
1.3%	Mexico
1.2%	Sweden
1.0%	Germany
2.2%	Other
0.2%	Short-Term

100.0%	Total Investments

*	All data are as of February 28, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Brazil, Finland, Italy and Thailand.

AllianceBernstein Global Real Estate Investment Fund

February 28, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2013:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Equity:Other	$20,273,197		$31,492,726		$	– 0	–	$51,765,923
Retail	20,146,872		14,115,682			– 0	–	34,262,554
Residential	19,862,737		6,548,550			– 0	–	26,411,287
Office	9,098,259		11,257,520			– 0	–	20,355,779
Lodging	6,615,176		2,656,008			– 0	–	9,271,184
Industrials	4,224,761		2,407,468			– 0	–	6,632,229
Short-Term Investments	366,559		– 0	–		– 0	–	366,559
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,524,998		– 0	–		– 0	–	3,524,998

Total Investments in Securities	84,112,559		68,477,954	†		– 0	–	152,590,513
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	1,009,810			– 0	–	1,009,810
Liabilities
Forward Currency Exchange Contracts	– 0	–	(243,812)			– 0	–	(243,812)

Total^	$84,112,559		$69,243,952		$	– 0	–	$153,356,511

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including Pricing Policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the Pricing Policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the Pricing Policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the Pricing Policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior daily day for all securities that exceeded established thresholds, 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2013